Commitments and Contingencies (Guarantor Obligations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 29, 2013	Jun. 28, 2013
Guarantor Obligations [Line Items]
Line of credit, term	1 year
Fiscal 2014	$ 124	$ 75
Fiscal 2015	134	94
Fiscal 2016 and thereafter	47	79
Total	305	248
Outstanding letters of credit and surety bonds against performance guarantees [Member]
Guarantor Obligations [Line Items]
Guarantee obligations maximum exposure	122
Surety Bonds [Member]
Guarantor Obligations [Line Items]
Fiscal 2014	29	29
Fiscal 2015	1	1
Fiscal 2016 and thereafter	0	0
Total	30	30
Letters of credit [Member]
Guarantor Obligations [Line Items]
Fiscal 2014	58	22
Fiscal 2015	1	42
Fiscal 2016 and thereafter	33	67
Total	92	131
Standby letters of credit [Member]
Guarantor Obligations [Line Items]
Guarantee obligations maximum exposure	183	87
Fiscal 2014	37	24
Fiscal 2015	132	51
Fiscal 2016 and thereafter	14	12
Total	$ 183	$ 87